Other Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Accounts Receivable [Line Items]
Government institutions	$ 51	$ 11
Interest receivable	13	0
Prepaid expenses	101	5
Receivables, Net, Current	$ 165	$ 16